Feb. 28, 2019

The Glenmede Fund, Inc.

Alternative Risk Premia Portfolio (GLARX)

Supplement dated April 18, 2019 to the Summary Prospectus and Equity Prospectus,

each dated February 28, 2019

The “Fees and Expenses” table and the section entitled “Example” on page 1 of the Alternative Risk Premia Portfolio Summary Prospectus and page 59 of the Equity Prospectus are hereby deleted in their entirety and replaced with the following:

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)[1]	3.08%
Short Sale Expenses	0.64%

Total Other Expenses	3.72%

Total Annual Portfolio Operating Expenses	4.27%
Fee Waivers and Expense Reimbursements[2]	2.63%

Net Expenses	1.64%

[1]	Other Expenses are based on estimated amounts for the current fiscal year of the Portfolio.
[2]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, short sale dividend expense, brokerage commissions, prime broker interest expense, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$167	$1,055